CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Ordinary shares [Member]		Preferred shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 23,034		$ 8			[1]	$ 40,277	$ (304)	$ (16,947)
Balance, shares at Dec. 31, 2010			2,945,352		149,322
Comprehensive income (loss)	(913)							(49)	(864)
Issuance of B2 preferred shares and warrants, net of issuance costs	5,017					[1]	5,017
Issuance of B2 preferred shares and warrants, net of issuance costs, shares					17,479
Share-based compensation expense	343						343
Exercise of options by employees	48			[1]			48
Exercise of options by employees, shares	51,272		51,272
Balance at Dec. 31, 2011	27,529		8			[1]	45,685	(353)	(17,811)
Balance, shares at Dec. 31, 2011			2,996,624		166,801
Comprehensive income (loss)	4,888							106	4,782
Issuance of B2 preferred shares and warrants, net of issuance costs	1,497					[1]	1,497
Issuance of B2 preferred shares and warrants, net of issuance costs, shares					4,127
Share-based compensation expense	267						267
Exercise of options by employees, shares
Balance at Dec. 31, 2012	34,181		8			[1]	47,449	(247)	(13,029)
Balance, shares at Dec. 31, 2012	2,996,624		2,996,624		170,928
Comprehensive income (loss)	11,577							182	11,395
Issuance of B2 preferred shares and warrants, net of issuance costs	6,850					[1]	6,850
Issuance of B2 preferred shares and warrants, net of issuance costs, shares					18,856
Share-based compensation expense	1,109						1,109
Exercise of options by employees	8			[1]			8
Exercise of options by employees, shares	47,940		47,940
Exercise of warrants	1,340					[1]	1,340
Exercise of warrants, shares					5,663
Conversion of preferred shares to ordinary shares and bonus share distribution			33			[1]	(33)
Conversion of preferred shares to ordinary shares and bonus share distribution, shares			13,290,396		(195,477)
Issuance of ordinary shares in an initial public offering, net of issuance costs	62,838		14				62,824
Issuance of ordinary shares in an initial public offering, net of issuance costs, shares			5,073,800
Issuance of restricted shares		[1]		[1]
Issuance of restricted shares, shares			156,060
Balance at Dec. 31, 2013	$ 117,903		$ 55				$ 119,547	$ (65)	$ (1,634)
Balance, shares at Dec. 31, 2013	21,564,820		21,564,820

[1]	Represents an amount of less than $1,000.